Note 6 - Net Sales (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Gain from favorable judicial decisions for excluding the ICMS from the taxable basis of PIS and COFINS	R$ 654.6	R$ 241.2